Inventories - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory1 [Line Items]
Ore stock-pile inventory	$ 80,302	$ 96,879
Long-term stockpile (Note 8)	56,497	48,882
Fekola Mine
Inventory1 [Line Items]
Ore stock-pile inventory	59,000	75,000
Long-term stockpile (Note 8)	6,000	6,000
Otjikoto Mine
Inventory1 [Line Items]
Ore stock-pile inventory	7,000	10,000
Long-term stockpile (Note 8)	44,000	40,000
Masbate Mine
Inventory1 [Line Items]
Ore stock-pile inventory	14,000	12,000
Long-term stockpile (Note 8)	$ 6,000	$ 3,000